Superannuation commitments - Asset allocation (Details)	Sep. 30, 2020	Sep. 30, 2019
Australia
Superannuation commitments
Asset allocation percentage	100.00%	100.00%
Australia | Cash
Superannuation commitments
Asset allocation percentage	6.00%	3.00%
Australia | Equity instruments
Superannuation commitments
Asset allocation percentage	45.00%	45.00%
Australia | Debt instruments
Superannuation commitments
Asset allocation percentage	25.00%	28.00%
Australia | Property
Superannuation commitments
Asset allocation percentage	8.00%	10.00%
Australia | Other assets
Superannuation commitments
Asset allocation percentage	16.00%	14.00%
Overseas
Superannuation commitments
Asset allocation percentage	100.00%	100.00%
Overseas | Cash
Superannuation commitments
Asset allocation percentage	1.00%	3.00%
Overseas | Equity instruments
Superannuation commitments
Asset allocation percentage	9.00%	7.00%
Overseas | Debt instruments
Superannuation commitments
Asset allocation percentage	4.00%	5.00%
Overseas | Property
Superannuation commitments
Asset allocation percentage	1.00%	1.00%
Overseas | Other assets
Superannuation commitments
Asset allocation percentage	85.00%	84.00%